Total Invested Assets and Related Net Investment Income - Changes in Asset Fair Value and Currency Change (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	$ (4,376)	$ 2,780
Fair value changes on investment properties	529	211
Foreign exchange gains (losses)	446	(388)
Fair value and foreign currency changes on assets and liabilities	(3,373)	2,603
Gain on sale of operating lease	28
Cash, cash equivalents and short-term securities
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	8	1
Debt securities
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	(2,704)	1,630
Equity securities
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	(401)	441
Derivative assets
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	(1,295)	649
Other invested assets
Disclosure of fair value measurement of assets [line items]
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	$ 16	$ 59